Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 1,533	$ 3,315	$ 7,116
Total other comprehensive income that may be reclassified to the income statement, net of tax	(714)	2,235	(5,260)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(69)	(924)	864
Total other comprehensive income	(783)	1,311	(4,396)
Total comprehensive income	749	4,625	2,719
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,481	3,290	7,084
Foreign currency translation, net of tax	(1,261)	849	(519)
Financial assets measured at fair value through other comprehensive income, net of tax	0	5	6
Cash flow hedges, net of tax	635	1,400	(4,793)
Cost of hedging, net of tax	(87)	(19)	45
Total other comprehensive income that may be reclassified to the income statement, net of tax	(714)	2,235	(5,260)
Defined benefit plans, net of tax	(86)	(136)	81
Own credit on financial liabilities designated at fair value, net of tax	65	(790)	796
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(21)	(927)	877
Total other comprehensive income	(735)	1,308	(4,383)
Total comprehensive income	747	4,598	2,701
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	51	25	32
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(48)	2	(14)
Total other comprehensive income	(48)	2	(14)
Total comprehensive income	$ 3	$ 27	$ 18